Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cash and Cash Equivalents [Line Items]
Profit (loss)	$ 90,545	$ 75,687	$ 120,815
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation expense	46,347	35,824	27,117
Amortization expense on credit facility costs	1,584	2,004	0
Adjustments for finance income (cost)	(3,286)	0	(2,120)
Adjustments For Long-term Investments	3,003	16,852	2,952
Adjustments For Gains (Losses) On Change In Fair Value Of Warrant Liabilities	(6,143)	5,823	(690)
Adjustments For Gains (Losses) On Change In Fair Value Of Other Derivatives	(1,806)	(3,597)	3,934
Adjustments For Gains (Losses) On Assset-Linked Receivable	(3,053)	(8,829)	(3,503)
Adjustments For Gains (Losses) On Total return swap	(1,419)	0	0
Adjustments For Gains On Energy trading contracts	(7,614)	(6,429)	0
Increase (decrease) in contingent consideration asset (liability)	10,347	25,280	(8,634)
Adjustments For Gross Obligation Under Put Option	3,113	(3,093)	11,666
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	0	0	(4,199)
Interest expense on asset-backed payable	2,144	0	0
Interest expense on lease liabilities	1,763	1,382	1,243
Interest on loans	12,081	10,020	0
Adjustments for deferred tax expense	(12,142)	(2,052)	(13,316)
Current tax expense (income)	13,862	12,358	10,500
Adjustments for share-based payments	36,466	19,081	1,465
Other adjustments for non-cash items	7	1,036	1,374
Changes In Operating Assets And Liabilities [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	30,840	(90,157)	(12,602)
Accounts payable backed by assets, classified as operating activities	66,230	0	0
Adjustments For Decrease Increase In Projects Advances	(4,202)	6,563	(12,589)
Adjustments For Decrease Increase In Tax Assets, Current	(3,065)	(2,538)	1,909
Adjustments for increase (decrease) in employee benefit liabilities	14,269	10,365	2,469
Adjustments For Decrease Increase in Carried Interest Allocation	8,696	18,652	19,234
Adjustments For Deferred Consideration Payable on Acquisition	4,005	11,245	22,229
Adjustments For Increase Decrease In Taxes Payable And Deferred Taxes	3,779	4,474	(4,493)
Income taxes paid, classified as operating activities	(12,857)	(13,638)	(3,254)
Energy trading contracts	(13,337)	(1,577)	0
Adjustments For Decrease Increase In Other Assets Net Of Other Liabilities	4,868	32,108	1,816
Payment Of Placement Agent Fees	(2,415)	(10,897)	(6,598)
Net cash generated by operating activities	282,610	145,947	156,725
Cash flows from (used in) investing activities [abstract]
Cash flows from (used in) decrease (increase) in short-term deposits and investments	1,701	10,675	31,076
Acquisition of short-term investments, classified as investing activities	(26,709)	0	0
Decrease (Increase) In Long-Term Investments	(8,350)	(3,830)	(9,793)
Disposal of long-term investments	10,532	0	0
Payment For Investment In SPAC Trust Account	(545)	(1,977)	(2,100)
Proceeds From Redemptions From The SPAC Trust Account	56,231	141,301	65,164
Acquisition of property and equipment	(10,558)	(3,605)	(5,870)
Acquisition of software and computer programs	4,378	4,679	992
Acquisition of investments in associates	(186)	(408)	(528)
Purchase Of Contractual Rights	(14,271)	0	(8,158)
Cash flows used in obtaining control of subsidiaries or other businesses	(1,078)	(112,164)	(6,633)
Acquisition of other intangible assets, classified as investing activities	(85)	0	0
Cash flows from (used in) investing activities	2,304	25,313	62,166
Cash flows from (used in) financing activities [abstract]
Proceeds from non-current borrowings	261,296	261,000	25,000
Repayment of loans	(312,766)	(35,000)	(25,000)
Interest paid on loans	(13,742)	(6,502)	0
Repayments of non-current borrowings	(1,573)	(3,636)	(1,253)
Redemptions From The SPAC Trust Account	(56,231)	(141,301)	(65,164)
Investment into SPAC trust account	545	1,977	0
Dividends paid to equity holders of parent, classified as financing activities	(95,142)	(132,383)	(145,145)
Dividends paid to non-controlling interests, classified as financing activities	(2,819)	(5,982)	(3,639)
Proceeds from contributions of non-controlling interests	6,683	951	3,657
Payment Of Acquisition Payable	(48,694)	(86,167)	(14,684)
Total return swap - cash received	225	0	0
Payments of lease liabilities	(4,222)	(3,229)	(2,156)
Interest paid on lease liabilities, classified as financing activities	1,763	1,382	1,243
Cash flows from (used in) financing activities	(268,203)	(151,654)	(229,627)
Effect of exchange rate changes on cash and cash equivalents	3,472	(2,238)	267
Capital contributions received from non-controlling interest (NCI) shareholders	20,183	17,368	(10,469)
Cash and cash equivalents	53,601	33,418	16,050
Non-cash operating, investing and financing activity [Abstract]
Acquisition of contractual rights	23,466	0	0
Adjustment to goodwill	60,147	0	0
Non-Cash Addition Of Right Of Use Assets	3,169	9,289	1,860
Commitments Subject To Possible Redemption, Amortization Of Issuance Costs	0	0	6,166
Proceeds From Contributions Of Non-Controlling Interests In Lieu Of Dividend Payable	0	1,501	1,086
Issuance Of Common Shares	71,656	74,904	15,514
Non-Cash Consideration Payable on Acquisition	23,607	107,889	29,748
Non-Cash Contingent Consideration Payable on Acquisition	(1,048)	30,445	4,707
Non-Cash Deferred Consideration Payable on Acquisition	0	12,240	0
Deposits	1,633	6,021	10,109
Gross Obligation Under Put Option, Non Current	24,577	18,258
Tria
Non-cash operating, investing and financing activity [Abstract]
Non-controlling interest in acquiree recognised at acquisition date	0	6,604	0
Gross Obligation Under Put Option, Non Current	1,779	17,117	0
VBI
Non-cash operating, investing and financing activity [Abstract]
VBI – 50% acquisition	$ 0	$ 2,449	$ 0